Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedged Items (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	¥ 96,205	¥ (31,469)
Translating foreign operations reserve	82,331	(13,874)
USD foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	15,137	(14,341)
Translating foreign operations reserve	2,760	(12,376)
EUR foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	42,581	(22,556)
Translating foreign operations reserve	38,499	(4,083)
THB Foreign Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	20,273	(15,459)
Translating foreign operations reserve	20,393	120
Other foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	18,214	20,887
Translating foreign operations reserve	¥ 20,679	¥ 2,465